MAINSTAY VP FUNDS TRUST

MainStay VP U.S. Small Cap Portfolio

Supplement dated August 1, 2011 (“Supplement”)
to the Prospectus for MainStay VP Funds Trust
dated May 1, 2011, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for MainStay VP U.S. Small Cap Portfolio (“Portfolio”).  You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective August 1, 2011, Janet K. Navon will become an additional portfolio manager for the MainStay VP U.S. Small Cap Portfolio.  Accordingly, effective August 1, 2011, the Prospectus is revised as follows:

1.	In the section entitled “Management,” the table is hereby amended as follows to include Janet K. Navon as a portfolio manager for the Portfolio.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	David Pearl, Executive Vice President & Co-Chief Investment Officer	Since 2009
	Michael Welhoelter, Managing Director	Since 2009
	William Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	Janet K. Navon, Managing Director	Since August 2011

2.	In the “The Fund and its Management” section, the “Portfolio Manager Biographies” subsection is hereby amended to include Janet K. Navon, and to provide her biographical information as follows:

Janet K. Navon
Ms. Navon has served as a portfolio manager of MainStay VP U.S. Small Cap Portfolio since August 2011.  Ms. Navon is the Director of Research and is a Co-Portfolio Manager for Epoch's Global Small Cap strategy.  Prior to joining Epoch in 2007, Ms. Navon spent nine years as a Senior Analyst and Co-Portfolio Manager at Steinberg Asset Management. Ms. Navon holds a BS from Georgetown University School of Foreign Service and an MBA from Columbia University, Graduate School of Business.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP U.S. Small Cap Portfolio

Supplement dated August 1, 2011 (“Supplement”)
to the Statement of Additional Information for MainStay VP Funds Trust (“SAI”)
dated May 1, 2011, as supplemented

This Supplement updates certain information contained in the SAI for MainStay VP U.S. Small Cap Portfolio (“Portfolio”).  You may obtain copies of the Portfolio’s Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective August 1, 2011, the SAI is revised as follows:

1.
In the section entitled “Portfolio Managers” beginning on page 82, the table beginning on page 83 is hereby amended to include the following information for Janet K. Navon as a portfolio manager for MainStay VP U.S. Small Cap Portfolio.  The number of accounts and asset information presented in columns 3 through 8 is as of June 30, 2011.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Janet K. Navon	MainStay VP U.S. Small Cap Portfolio	0	2 Accounts $222,243,000	1 Account $94,226,000	0	0	0

2.
In the section entitled “Portfolio Manager Compensation Structure” beginning on page 86, the table listing portfolio manager ownership of fund securities on page 88 is hereby amended to include the following information for Janet K. Navon, as of June 30, 2011.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Janet K. Navon	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.